Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2023
Equity Compensation Plan Arrangement [Abstract]
Summary of Company's Non-Vested Restricted Shares	A summary of the status of the Company’s
non-vested
restricted shares as of December 31, 2022 and 2023, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2022	—
Granted	190,476	5.25

Non-vested, December 31, 2022	190,476	5.25

Granted	1,585,311	2.42
Vested	(235,434)	(3.64)

Non-vested, December 31, 2023	1,540,353	2.58

Summary of the Company's Non-Vested Stock Option Activity and Related Information	A summary of the Company’s
non-vested stock
option activity and related information for the year ended December 31, 2023, is as follows:

	December 31, 2023
	Option shares #	Weighted- Average Exercise Price $
Outstanding – beginning of year	—	—
Granted	631,250	1.60
Exercised	—	—
Outstanding – end of year	631,250	1.60
Exercisable – end of year	—